Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000244332 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	PORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Institutional Shares)	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
Material Change Date	Feb. 01, 2025
Net Assets	$ 772,440,162
Holdings Count | Holding	87
Investment Company Portfolio Turnover	16.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$772,440,162
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	16.34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	5.0%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	3.8%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.7%
TJX Cos. (The), Inc.	1.8%
Unilever PLC	1.7%
Intercontinental Exchange, Inc.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.7%
Bank of New York Mellon (The) Corp.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	5.0%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	3.8%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.7%
TJX Cos. (The), Inc.	1.8%
Unilever PLC	1.7%
Intercontinental Exchange, Inc.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.7%
Bank of New York Mellon (The) Corp.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Objectives [Text Block]
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
C000244333 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Investor Shares
Trading Symbol	PORTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Investor Shares)	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Material Change Date	Feb. 01, 2025
Net Assets	$ 772,440,162
Holdings Count | Holding	87
Investment Company Portfolio Turnover	16.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$772,440,162
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	16.34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	5.0%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	3.8%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.7%
TJX Cos. (The), Inc.	1.8%
Unilever PLC	1.7%
Intercontinental Exchange, Inc.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.7%
Bank of New York Mellon (The) Corp.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	5.0%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	3.8%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.7%
TJX Cos. (The), Inc.	1.8%
Unilever PLC	1.7%
Intercontinental Exchange, Inc.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.7%
Bank of New York Mellon (The) Corp.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Objectives [Text Block]
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
C000244336 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Small/Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	TSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trillium ESG Small/Mid Cap Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Small/Mid Cap Fund (Institutional Shares)	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Material Change Date	Feb. 01, 2025
Net Assets	$ 31,856,086
Holdings Count | Holding	67
Investment Company Portfolio Turnover	11.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,856,086
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	11.71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Merit Medical Systems, Inc.	2.9%
CyberArk Software Ltd.	2.7%
East West Bancorp, Inc.	2.4%
Burlington Stores, Inc.	2.4%
BJ's Wholesale Club Holdings, Inc.	2.2%
Jack Henry & Associates, Inc.	2.2%
Hanover Insurance Group (The), Inc.	2.1%
Paylocity Holding Corp.	2.1%
MYR Group, Inc.	2.1%
Lincoln Electric Holdings, Inc.	2.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Merit Medical Systems, Inc.	2.9%
CyberArk Software Ltd.	2.7%
East West Bancorp, Inc.	2.4%
Burlington Stores, Inc.	2.4%
BJ's Wholesale Club Holdings, Inc.	2.2%
Jack Henry & Associates, Inc.	2.2%
Hanover Insurance Group (The), Inc.	2.1%
Paylocity Holding Corp.	2.1%
MYR Group, Inc.	2.1%
Lincoln Electric Holdings, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Small/Mid Cap Fund modified its investment objective as follows:
The Trillium ESG Small/Mid Cap Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Objectives [Text Block]
Effective February 1, 2025, the Trillium ESG Small/Mid Cap Fund modified its investment objective as follows:
The Trillium ESG Small/Mid Cap Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/